Quarterly Holdings Report
for
Fidelity® New Millennium Fund®
February 28, 2025
NMF-NPRT1-0425
1.797943.121
Common Stocks - 98.8%
	Shares	Value ($)
BRAZIL - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Vale SA ADR	405,300	3,821,979
CANADA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Agnico Eagle Mines Ltd/CA (United States) (a)	231,600	22,298,448
CHINA - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
NXP Semiconductors NV	61,776	13,318,288
CONGO DEMOCRATIC REPUBLIC OF - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Ivanhoe Mine Ltd Class A (b)	476,400	4,521,149
GERMANY - 0.7%
Health Care - 0.2%
Biotechnology - 0.2%
BioNTech SE ADR (b)	107,600	12,150,192
Information Technology - 0.5%
Software - 0.5%
SAP SE ADR	85,000	23,375,000
TOTAL GERMANY		35,525,192
ITALY - 1.1%
Consumer Discretionary - 0.9%
Textiles, Apparel & Luxury Goods - 0.9%
Brunello Cucinelli SpA	316,800	41,079,060
Industrials - 0.2%
Electrical Equipment - 0.2%
Prysmian SpA	206,600	12,224,614
TOTAL ITALY		53,303,674
NETHERLANDS - 0.4%
Health Care - 0.3%
Biotechnology - 0.3%
Argenx SE ADR (b)	20,700	12,930,669
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
ASML Holding NV	10,300	7,326,095
TOTAL NETHERLANDS		20,256,764
SPAIN - 0.4%
Consumer Discretionary - 0.4%
Specialty Retail - 0.4%
Industria de Diseno Textil SA	383,700	20,618,942
TAIWAN - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Taiwan Semiconductor Manufacturing Co Ltd ADR	144,900	26,158,797
UNITED KINGDOM - 1.2%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Flutter Entertainment PLC (United Kingdom) (a)(b)	80,700	22,109,429
Energy - 0.3%
Energy Equipment & Services - 0.3%
TechnipFMC PLC	474,686	13,974,756
Financials - 0.5%
Capital Markets - 0.5%
London Stock Exchange Group PLC	160,862	24,053,316
TOTAL UNITED KINGDOM		60,137,501
UNITED STATES - 93.6%
Communication Services - 10.3%
Entertainment - 3.2%
Netflix Inc (b)	62,000	60,794,720
Spotify Technology SA (b)	60,900	37,027,809
Take-Two Interactive Software Inc (b)	86,700	18,378,666
TKO Group Holdings Inc Class A	109,000	16,419,760
Walt Disney Co/The	253,500	28,848,300
		161,469,255
Interactive Media & Services - 7.1%
Alphabet Inc Class A	1,059,200	180,360,576
Meta Platforms Inc Class A	233,800	156,225,160
Pinterest Inc Class A (b)	447,600	16,552,248
		353,137,984
TOTAL COMMUNICATION SERVICES		514,607,239

Consumer Discretionary - 10.0%
Automobiles - 0.3%
General Motors Co	350,400	17,215,152
Broadline Retail - 4.4%
Amazon.com Inc (b)	1,013,800	215,209,464
Hotels, Restaurants & Leisure - 1.8%
Booking Holdings Inc	6,200	31,099,262
Chipotle Mexican Grill Inc (b)	292,200	15,770,034
Hilton Worldwide Holdings Inc	99,000	26,231,040
Royal Caribbean Cruises Ltd	79,800	19,638,780
		92,739,116
Household Durables - 0.5%
Lennar Corp Class A	76,800	9,187,584
NVR Inc (b)	2,110	15,288,174
		24,475,758
Specialty Retail - 2.6%
Dick's Sporting Goods Inc	97,100	21,857,210
Group 1 Automotive Inc	28,800	13,235,904
Lowe's Cos Inc	218,300	54,278,112
TJX Cos Inc/The	344,686	43,003,025
		132,374,251
Textiles, Apparel & Luxury Goods - 0.4%
Ralph Lauren Corp Class A	77,500	21,013,350
TOTAL CONSUMER DISCRETIONARY		503,027,091

Consumer Staples - 4.3%
Beverages - 0.7%
Keurig Dr Pepper Inc	1,036,700	34,750,184
Consumer Staples Distribution & Retail - 3.0%
Albertsons Cos Inc	722,000	15,190,880
BJ's Wholesale Club Holdings Inc (b)	327,800	33,193,028
Performance Food Group Co (b)	421,000	35,843,940
Walmart Inc	635,800	62,696,238
		146,924,086
Tobacco - 0.6%
Philip Morris International Inc	205,700	31,941,096
TOTAL CONSUMER STAPLES		213,615,366

Energy - 3.4%
Energy Equipment & Services - 1.1%
Baker Hughes Co Class A	902,800	40,255,852
Kodiak Gas Services Inc	348,000	14,964,000
		55,219,852
Oil, Gas & Consumable Fuels - 2.3%
Antero Resources Corp (b)	364,400	13,373,480
Cheniere Energy Inc	106,526	24,347,583
Core Natural Resources Inc	89,500	6,645,375
Exxon Mobil Corp	516,500	57,501,945
Shell PLC ADR	193,100	13,026,526
		114,894,909
TOTAL ENERGY		170,114,761

Financials - 14.0%
Banks - 4.5%
Bank of America Corp	965,200	44,495,720
Citigroup Inc	314,600	25,152,270
First Citizens BancShares Inc/NC Class A	8,200	16,794,092
JPMorgan Chase & Co	228,300	60,419,595
M&T Bank Corp	114,400	21,932,768
Wells Fargo & Co	738,268	57,821,150
		226,615,595
Capital Markets - 4.2%
Ares Management Corp Class A	100,900	17,247,846
Blue Owl Capital Inc Class A	1,052,900	22,668,937
Charles Schwab Corp/The	364,500	28,988,685
Goldman Sachs Group Inc/The	74,800	46,547,292
Houlihan Lokey Inc Class A	100,200	17,369,670
Moody's Corp	45,800	23,080,452
Morgan Stanley	313,900	41,783,229
Stifel Financial Corp	116,800	12,402,992
		210,089,103
Financial Services - 4.0%
Apollo Global Management Inc	130,800	19,524,516
Block Inc Class A (b)	232,300	15,169,190
Fiserv Inc (b)	279,701	65,922,729
Visa Inc Class A	270,700	98,185,597
		198,802,032
Insurance - 1.3%
Chubb Ltd	136,309	38,913,493
Marsh & McLennan Cos Inc	121,600	28,921,344
		67,834,837
TOTAL FINANCIALS		703,341,567

Health Care - 8.8%
Biotechnology - 0.9%
Alnylam Pharmaceuticals Inc (b)	49,700	12,263,475
Gilead Sciences Inc	299,300	34,212,983
		46,476,458
Health Care Equipment & Supplies - 3.1%
Boston Scientific Corp (b)	631,668	65,560,822
Glaukos Corp (b)	56,900	6,829,138
Insulet Corp (b)	63,700	17,343,599
Intuitive Surgical Inc (b)	41,900	24,014,985
Stryker Corp	111,100	42,905,709
		156,654,253
Health Care Providers & Services - 1.6%
Cigna Group/The	55,100	17,017,635
UnitedHealth Group Inc	128,900	61,222,344
		78,239,979
Health Care Technology - 0.3%
Veeva Systems Inc Class A (b)	71,800	16,093,252
Life Sciences Tools & Services - 1.6%
Danaher Corp	158,600	32,950,736
Thermo Fisher Scientific Inc	89,700	47,447,712
		80,398,448
Pharmaceuticals - 1.3%
Eli Lilly & Co	69,700	64,167,911
TOTAL HEALTH CARE		442,030,301

Industrials - 10.9%
Aerospace & Defense - 4.9%
Boeing Co (b)	152,660	26,659,016
GE Aerospace	202,712	41,957,330
General Dynamics Corp	56,400	14,246,640
Howmet Aerospace Inc	198,400	27,101,440
Space Exploration Technologies Corp (b)(c)(d)	585,890	108,389,650
Space Exploration Technologies Corp Class C (b)(c)(d)	8,180	1,513,300
TransDigm Group Inc	17,300	23,652,560
		243,519,936
Building Products - 0.6%
Trane Technologies PLC	87,600	30,984,120
Construction & Engineering - 0.7%
Comfort Systems USA Inc	29,900	10,863,567
Quanta Services Inc	86,500	22,457,995
		33,321,562
Electrical Equipment - 1.3%
Eaton Corp PLC	88,100	25,841,492
GE Vernova Inc	95,703	32,077,732
Vertiv Holdings Co Class A	74,300	7,071,131
		64,990,355
Machinery - 2.5%
Allison Transmission Holdings Inc	223,600	22,751,300
Deere & Co	59,100	28,414,689
Ingersoll Rand Inc	176,520	14,965,366
Parker-Hannifin Corp	36,100	24,133,211
Westinghouse Air Brake Technologies Corp	181,800	33,698,448
		123,963,014
Professional Services - 0.5%
Paycom Software Inc	65,800	14,441,126
TransUnion	134,700	12,450,321
		26,891,447
Trading Companies & Distributors - 0.4%
United Rentals Inc	34,600	22,224,271
TOTAL INDUSTRIALS		545,894,705

Information Technology - 25.2%
Communications Equipment - 1.4%
Arista Networks Inc	304,800	28,361,640
Cisco Systems Inc	648,000	41,543,280
		69,904,920
Electronic Equipment, Instruments & Components - 0.4%
Flex Ltd (b)	559,162	21,186,648
Semiconductors & Semiconductor Equipment - 8.8%
Broadcom Inc	275,000	54,843,250
First Solar Inc (b)	46,100	6,277,898
Marvell Technology Inc	373,391	34,284,762
Micron Technology Inc	200,300	18,754,089
NVIDIA Corp	2,547,000	318,171,240
ON Semiconductor Corp (b)	184,600	8,685,430
		441,016,669
Software - 8.6%
Applied Intuition Inc Class A (c)(d)	18,639	1,179,103
Autodesk Inc (b)	107,100	29,367,891
Coreweave Inc Class A (c)(d)	11,162	10,491,610
DocuSign Inc (b)	113,700	9,456,429
Fair Isaac Corp (b)	6,200	11,695,370
Intuit Inc	15,000	9,207,600
Microsoft Corp	691,400	274,478,886
Monday.com Ltd (b)	93,500	27,747,995
Oracle Corp	206,600	34,307,996
Palo Alto Networks Inc (b)	132,400	25,212,932
		433,145,812
Technology Hardware, Storage & Peripherals - 6.0%
Apple Inc	1,238,100	299,422,104
TOTAL INFORMATION TECHNOLOGY		1,264,676,153

Materials - 2.5%
Chemicals - 1.5%
CF Industries Holdings Inc	180,600	14,632,212
Linde PLC	74,600	34,841,930
Sherwin-Williams Co/The	72,000	26,083,440
		75,557,582
Construction Materials - 0.2%
Martin Marietta Materials Inc	23,800	11,498,732
Containers & Packaging - 0.5%
International Paper Co	409,700	23,086,595
Metals & Mining - 0.3%
Freeport-McMoRan Inc	404,689	14,937,071
TOTAL MATERIALS		125,079,980

Real Estate - 3.7%
Health Care REITs - 0.5%
Ventas Inc	339,700	23,500,446
Industrial REITs - 0.4%
Terreno Realty Corp	324,700	22,021,154
Real Estate Management & Development - 1.4%
CBRE Group Inc Class A (b)	299,600	42,525,224
Zillow Group Inc Class C (b)	317,400	24,331,884
		66,857,108
Residential REITs - 0.4%
Equity Residential	287,000	21,286,790
Retail REITs - 0.2%
Kimco Realty Corp	383,700	8,479,770
Specialized REITs - 0.8%
American Tower Corp	75,900	15,606,558
Millrose Properties Inc Class A	38,400	877,824
Public Storage Operating Co	81,700	24,805,754
		41,290,136
TOTAL REAL ESTATE		183,435,404

Utilities - 0.5%
Electric Utilities - 0.3%
Constellation Energy Corp	55,200	13,830,084
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp	102,000	13,633,320
TOTAL UTILITIES		27,463,404

TOTAL UNITED STATES		4,693,285,971
TOTAL COMMON STOCKS (Cost $3,160,382,546)		4,953,246,705

Convertible Preferred Stocks - 0.6%
	Shares	Value ($)
UNITED STATES - 0.6%
Health Care - 0.1%
Biotechnology - 0.1%
National Resilience Inc Series B (b)(c)(d)	243,347	6,728,545
Industrials - 0.4%
Aerospace & Defense - 0.3%
Space Exploration Technologies Corp Series H (b)(c)(d)	7,570	14,004,500
Construction & Engineering - 0.1%
Beta Technologies Inc Series B, 6% (b)(c)(d)	49,853	6,093,532
Beta Technologies Inc Series C, 6% (c)(d)	7,000	734,860
		6,828,392
TOTAL INDUSTRIALS		20,832,892

Information Technology - 0.1%
Software - 0.1%
Applied Intuition Inc Series A2 (c)(d)	24,262	1,534,814
Applied Intuition Inc Series B2 (c)(d)	11,699	740,079
Coreweave Inc Series C (c)(d)	716	761,050
		3,035,943
TOTAL UNITED STATES		30,597,380
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $12,995,182)		30,597,380

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.35	30,335,855	30,341,922
Fidelity Securities Lending Cash Central Fund (e)(f)	4.35	25,402,095	25,404,635
TOTAL MONEY MARKET FUNDS (Cost $55,746,557)			55,746,557

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $3,229,124,285)	5,039,590,642
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(23,374,689)
NET ASSETS - 100.0%	5,016,215,953

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $152,171,043 or 3.0% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Applied Intuition Inc Class A	7/02/24	1,112,653

Applied Intuition Inc Series A2	7/02/24	1,448,318

Applied Intuition Inc Series B2	7/02/24	698,371

Beta Technologies Inc Series B, 6%	4/04/22	5,143,334

Beta Technologies Inc Series C, 6%	10/24/24	801,290

Coreweave Inc Class A	11/29/23	3,458,657

Coreweave Inc Series C	5/17/24	557,800

National Resilience Inc Series B	12/01/20	3,324,120

Space Exploration Technologies Corp	4/08/16 - 9/11/17	5,980,726

Space Exploration Technologies Corp Class C	9/11/17	110,430

Space Exploration Technologies Corp Series H	8/04/17	1,021,950

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	28,954,711	153,532,926	152,145,715	329,125	-	-	30,341,922	30,335,855	0.1%
Fidelity Securities Lending Cash Central Fund	16,467,496	48,638,619	39,701,480	3,428	-	-	25,404,635	25,402,095	0.1%
Total	45,422,207	202,171,545	191,847,195	332,553	-	-	55,746,557	55,737,950

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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